Label	Element	Value
Innovator International Developed Power Buffer ETF - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: 0.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.00%
Innovator International Developed Power Buffer ETF - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: 82.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Innovator International Developed Power Buffer ETF - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: 95.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator International Developed Power Buffer ETF - September | iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: 70.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)